Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	Calvert World Values Fund Inc
Central Index Key	dei_EntityCentralIndexKey	0000884110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 09, 2016
Prospectus Date	rr_ProspectusDate	Feb. 01, 2016
Calvert World Values Fund Inc I | Calvert Capital Accumulation Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT CAPITAL ACCUMULATION FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of its portfolio’s average value.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that: •you invest $1,000,000 in the Fund for the time periods indicated; •your investment has a 5% return each year;•the Fund’s operating expenses remain the same; and•any Calvert expense limitation is in effect for the period indicated in the fee table above.Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund offers opportunities for long-term capital appreciation primarily by investing in the common stocks of U.S. mid-cap companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility investment factors. The Fund’s investment process seeks to add value by using the Advisor’s fundamental, quantitative, and macro-economic research and analyses while integrating the Advisor’s proprietary views on material environmental, social and governance (ESG) information as part of its risk and opportunity assessment. The portfolio construction process seeks to maximize the benefit of these insights while managing the Fund’s risk profile relative to its benchmark, the Russell Midcap Index, and minimizing transaction costs. The Fund may sell a security when it no longer appears attractive under this process.
The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of mid-capitalization companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Index at the time of investment. As of December 31, 2015, the market capitalization of the Russell Midcap Index ranged from $386 million to $30.5 billion with a weighted average level of $12.2 billion. Although primarily investing in mid-cap U.S. companies, the Fund may also invest in small-cap companies.
The Fund may also invest up to 25% of its net assets in foreign securities.
The Fund is “non-diversified,” which means it may hold securities of a smaller number of issuers and invest a greater percentage of its assets in a particular issuer than a “diversified” fund.
Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.
Investments are selected for financial soundness and evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.
Stock Market Risk. The market prices of stocks held by the Fund may fall.
Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.
Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.
Value Stock Risk. Value stocks may perform differently from the stock market as a whole.  The price of a value stock may take an unexpectedly long time to reflect the portfolio manager’s calculation of a stock’s intrinsic value or may not appreciate as anticipated. The value-oriented investing approach may fall out of favor with investors from time to time, and during those periods the Fund may underperform other funds using different investment approaches.
Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.
Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Responsible Investing Risk. Investing primarily in securities that meet certain sustainable and socially responsible investment criteria carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize such criteria when selecting investments. The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market. A company’s ESG performance or the Advisor’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles. In evaluating a company, the Advisor is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Advisor to incorrectly assess a company’s ESG performance. Successful application of the Fund’s responsible investment strategy will depend on the Advisor’s skill in properly identifying and analyzing material ESG issues.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification Risk. Because the Fund may hold securities of a smaller number of issuers or invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than on a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance has varied from year to year. The table compares the Fund’s performance over time with that of a benchmark and a performance average of similar mutual funds. The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.
The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return
Best Quarter (of periods shown)	12/31/10	17.19%
Worst Quarter (of periods shown)	12/31/08	-25.02%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/15)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Calvert World Values Fund Inc I | Calvert Capital Accumulation Fund | Class I
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	CCPIX
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.77%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.08%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.83%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 8,473
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	26,715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	46,733
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 104,517
Annual Return 2006	rr_AnnualReturn2006	6.98%
Annual Return 2007	rr_AnnualReturn2007	10.42%
Annual Return 2008	rr_AnnualReturn2008	(36.37%)
Annual Return 2009	rr_AnnualReturn2009	31.71%
Annual Return 2010	rr_AnnualReturn2010	31.14%
Annual Return 2011	rr_AnnualReturn2011	2.89%
Annual Return 2012	rr_AnnualReturn2012	16.60%
Annual Return 2013	rr_AnnualReturn2013	29.62%
Annual Return 2014	rr_AnnualReturn2014	8.09%
Annual Return 2015	rr_AnnualReturn2015	(3.18%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.02%)
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	(3.18%)
5 Years	rr_AverageAnnualReturnYear05	10.23%
10 Years	rr_AverageAnnualReturnYear10	7.77%
Calvert World Values Fund Inc I | Calvert Capital Accumulation Fund | Class I | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	(5.35%)
5 Years	rr_AverageAnnualReturnYear05	8.30%
10 Years	rr_AverageAnnualReturnYear10	6.80%
Calvert World Values Fund Inc I | Calvert Capital Accumulation Fund | Class I | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
1 Year	rr_AverageAnnualReturnYear01	(0.55%)
5 Years	rr_AverageAnnualReturnYear05	7.99%
10 Years	rr_AverageAnnualReturnYear10	6.27%
Calvert World Values Fund Inc I | Calvert Capital Accumulation Fund | Class I | Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.20%)
5 Years	rr_AverageAnnualReturnYear05	11.54%
10 Years	rr_AverageAnnualReturnYear10	8.16%
Calvert World Values Fund Inc I | Calvert Capital Accumulation Fund | Class I | Lipper Mid-Cap Core Funds Avg. (reflects no deduction for taxes)
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Lipper Mid-Cap Core Funds Avg. (reflects no deduction for taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.11%)
5 Years	rr_AverageAnnualReturnYear05	9.73%
10 Years	rr_AverageAnnualReturnYear10	7.15%

[1]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[2]	The contractual administrative fee is 0.12%. Calvert has agreed to contractually waive 0.02% of the administrative fee through January 31, 2018.